GREAT-WEST FUNDS, INC.
Great-West SecureFoundation® Balanced ETF Fund
Class A Ticker: SFBPX
(the “Fund”)
Supplement dated May 12, 2014 to the Prospectus and Summary Prospectus for the
Fund, each dated May 1, 2014

Great-West SecureFoundation Balanced ETF Fund
Great-West SecureFoundation® Balanced ETF Fund
Effective immediately, the table titled “Average Annual Total Returns for the Periods Ended December 31, 2013” in the Prospectus and Summary Prospectus for the Fund is hereby deleted in its entirety and replaced with the following table titled “Average Annual Total Returns for the Periods Ended December 31, 2013.”
Average Annual Total Returns for the Periods Ended December 31, 2013
Average Annual Total Returns GREAT-WEST FUNDS INC Great-West SecureFoundation Balanced ETF Fund	Label	1 Year	Since Inception	Inception Date
Great-West SecureFoundation Balanced ETF Fund Class A	Class A before taxes	9.74%	9.65%	Jan. 23, 2012
Great-West SecureFoundation Balanced ETF Fund Class A After Taxes on Distributions	Class A after taxes on distributions1	9.27%	9.15%	Jan. 23, 2012
Great-West SecureFoundation Balanced ETF Fund Class A After Taxes on Distributions and Sales	Class A after taxes on distributions and sale of fund shares1	6.28%	7.54%	Jan. 23, 2012
Wilshire 5000 Index	Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)	33.06%	22.03%	Jan. 23, 2012
Barclays U.S. Aggregate Bond Index	Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	(2.02%)	1.13%	Jan. 23, 2012
Composite Index	Composite Index (reflects no deduction for fees, expenses or taxes)	16.99%	13.16%	Jan. 23, 2012

[1] After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown do not apply to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or an individual retirement account (IRA).